UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Profit before income taxes	$ 60,169	$ 70,699
Adjustments for:
Depreciation of property and equipment	1,477	1,489
Amortization of intangible asset	0	0
Reversal of credit impairment losses	(16,382)	(416)
Operating profit before working capital changes	45,264	71,772
Loans receivable	(57,093)	(74,262)
Prepaid expenses and others	(158)	(32)
Salary and benefit payable	1,068	847
Loans payable	0	(10,000)
Interest payable	9,015	9,472
Other payable	1,875	2,202
Cash used in operating activities	(29)	(1)
Income tax paid	0	0
Net cash used in operating activities	(29)	(1)
Net decrease in cash and restricted cash	(29)	(1)
Cash and restricted cash at beginning of the period	396	97
Exchange losses on cash and restricted cash	(170)	0
Cash and restricted cash at end of the period	$ 197	$ 96